Related party disclosures - Additional information (Details) ₨ / shares in Units, £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions, $ in Millions, ₨ in Billions															1 Months Ended									6 Months Ended	12 Months Ended
	Dec. 18, 2025 GBP (£)	May 28, 2025 GBP (£)	May 28, 2025 INR (₨)	Feb. 28, 2025 GBP (£) shares	Feb. 28, 2025 CAD ($) shares	Dec. 06, 2024	Sep. 30, 2024 shares	Sep. 11, 2024 ₨ / shares shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) $ / shares shares	Mar. 13, 2024 GBP (£)	Mar. 13, 2024 INR (₨)	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 £ / shares	Mar. 31, 2025	Feb. 28, 2025	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Apr. 30, 2023 GBP (£)	Apr. 30, 2023 USD ($)	Feb. 28, 2025 tranche	Dec. 31, 2025 GBP (£) £ / shares	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Mar. 11, 2021
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions																									£ 144	£ 116	£ 145
Gains on disposal of brand rights																									£ 24
Par value per share (indian rupee per share) | £ / shares															£ 0.25										£ 0.25
VST Industries Limited
Disclosure of transactions between related parties [line items]
Par value per share (indian rupee per share) | ₨ / shares								₨ 10
JSC JV “UZBAT A.O."
Disclosure of transactions between related parties [line items]
NCI percentage acquired															2.60%										2.60%
Payment to acquire NCI																									£ 16
Proportion of voting rights held in subsidiary																									99.99%
British American Tobacco Mozambique Limitada
Disclosure of transactions between related parties [line items]
NCI percentage acquired															5.00%										5.00%
Payment to acquire NCI																									£ 3
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure of transactions between related parties [line items]
NCI percentage acquired																											1.31%	3.30%
Payment to acquire NCI																											£ 1	£ 1
Associates and JVs
Disclosure of transactions between related parties [line items]
Dividends paid by the associate																									386	447	£ 559
ITC Ltd.
Disclosure of transactions between related parties [line items]
Dividends paid by the associate																									£ 376	£ 434
Ownership interest in associates																									22.91%	25.45%	29.02%	29.19%
Proportion of ownership interest in associate disposed (in percentage)		10.00%	10.00%								12.00%	12.00%													10.00%	12.00%
Percentage of voting equity interest disposed (in percentage)		2.50%	2.50%								3.50%	3.50%			59.00%
Consideration paid (received)		£ (1,000)	₨ (121.0)								£ (1,600)	₨ (166.9)
Surya Nepal Pvt | Disposal of interest in associates
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests in associates sold																									2.00%
Organigram Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in associates						30.60%										30.60%									36.77%	35.09%
Consideration paid (received)				£ 23	$ 42				£ 24	$ 42			£ 24	$ 42
Purchase of interests in investments accounted for using equity method																		£ 74	$ 125
Shares acquired (in shares) | shares													12,893,175	12,893,175
Price per share (CAD per share) | $ / shares										$ 3.22				$ 3.22
Number of tranches | tranche																								2
Acquisition percentage																													19.90%
Organigram Inc. | Maximum
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate																	30.00%
Organigram Inc. | Ordinary shares
Disclosure of transactions between related parties [line items]
Shares acquired (in shares) | shares				7,562,447	7,562,447		4,429,740		4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure of transactions between related parties [line items]
Shares acquired (in shares) | shares				5,330,728	5,330,728		8,463,435		8,463,435	8,463,435
FE "Samfruit" JSC
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate disposed (in percentage)	45.40%
Consideration paid (received)	£ (1)
VST Industries Limited
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate								32.16%
VST Industries Limited | VST Industries Limited
Disclosure of transactions between related parties [line items]
Number of shares issued | shares								154,419,200
Conversion ratio, new shares for every existing share (in shares) | shares								10
DeFloria
Disclosure of transactions between related parties [line items]
Consideration paid (received)																						£ 8	$ 10
Acquisition percentage																						19.90%	19.90%
Steady State LLC
Disclosure of transactions between related parties [line items]
Consideration paid (received)																				£ 8	£ 4
Proportion of voting rights held in associate																										10.80%	5.76%